UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-09837
Tax-Managed Multi-Cap Opportunity Portfolio
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Address of Principal Executive Offices)
Alan R. Dynner, Esq.
Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
(Registrant’s Telephone Number, Including Area Code)	(617) 482-8260
Date of Fiscal Year End	October 31
Date of Reporting Period	July 31, 2005

Item 1. Schedule of Investments

Tax-Managed Multi-Cap Opportunity Portfolio                                                                                as of July 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.9%

Security	Shares	Value
Aerospace-Equipment — 1.3%
Precision Castparts Corp.	20,000	$1,799,600
		$1,799,600
Airlines — 0.4%
Westjet Airlines Ltd. (1)	45,000	480,852
		$480,852
Banks — 2.0%
Commerce Bancorp, Inc.	78,000	2,646,540
		$2,646,540
Biotechnology — 1.0%
Amgen, Inc. (1)	16,000	1,276,000
		$1,276,000
Broadcasting and Cable — 1.2%
Central European Media Enterprises Ltd. (1)	33,000	1,594,560
		$1,594,560
Building and Construction — 1.2%
D.R. Horton, Inc.	28,000	1,150,240
Trex Company, Inc. (1)	16,917	497,360
		$1,647,600
Business Services — 1.4%
Focus Media Holding Ltd. ADR (1)	4,897	94,414
Gartner, Inc. (1)	110,000	1,140,700
Greenfield Online, Inc. (1)	50,806	690,962
		$1,926,076
Chemicals — 3.7%
Mosaic Co. (1)	75,000	1,305,000
Potash Corporation of Saskatchewan, Inc.	35,000	3,729,600
		$5,034,600
Communications Equipment — 1.0%
Corning, Inc. (1)	69,000	1,314,450
Enterasys Networks, Inc. (1)	577	635
		$1,315,085
Computer Services — 0.7%
Kanbay International, Inc. (1)	36,892	817,527
Syntel, Inc.	8,400	161,280
		$978,807

Computer Software — 2.2%
Cognos, Inc. (1)	15,000	$586,800
Compuware Corp. (1)	169,000	1,424,670
Magma Design Automation, Inc. (1)	100,000	960,000
		$2,971,470
Computers-Integrated Systems — 2.7%
McDATA Corp., Class B (1)	310,000	1,385,700
Research in Motion Ltd. (1)	32,200	2,275,252
		$3,660,952
Consumer Services — 1.0%
Weight Watchers International, Inc. (1)	23,000	1,306,860
		$1,306,860
Education — 0.5%
Lincoln Educational Services Corp. (1)	36,736	729,210
		$729,210
Electronic Components — 0.9%
Vishay Intertechnology, Inc. (1)	90,000	1,261,800
		$1,261,800
Energy — 2.4%
British Energy Group PLC (1)	351,000	2,655,404
Ormat Technologies, Inc.	31,700	599,447
		$3,254,851
Entertainment — 4.8%
Six Flags, Inc. (1)	260,000	1,365,000
WMS Industries, Inc. (1)	154,300	5,028,637
		$6,393,637
Financial Services — 6.4%
Countrywide Financial Corp.	19,000	684,000
E*Trade Financial Corp. (1)	192,000	2,977,920
First Marblehead Corp. (1)	39,000	1,355,250
IndyMac Bancorp, Inc.	30,000	1,308,300
MarketAxess Holdings, Inc. (1)	86,900	951,555
OptionsXpress Holdings, Inc.	1,000	16,220
SFE Corp. Ltd.	76,000	637,798
Student Loan Corp.	3,100	671,925
		$8,602,968
Gaming — 7.4%
PartyGaming PLC (1)	1,635,000	4,979,945
Sportingbet PLC (1)	759,000	4,958,516
		$9,938,461

Health Care Services — 4.9%
Amedisys, Inc. (1)	31,200	$1,221,168
Caremark Rx, Inc. (1)	30,000	1,337,400
DaVita, Inc. (1)	75	3,543
Laboratory Corporation of America Holdings (1)	24,000	1,216,080
McKesson Corp.	30,000	1,350,000
United Surgical Partners International, Inc. (1)	150	5,401
WellPoint, Inc. (1)	20,000	1,414,800
		$6,548,392
Hotels, Restaurants & Leisure — 0.5%
Harrah’s Entertainment, Inc.	8,000	629,920
		$629,920
Insurance — 2.0%
Progressive Corp.	100	9,969
UnumProvident Corp.	142,000	2,719,300
		$2,729,269
Internet Services — 6.5%
CheckFree Corp. (1)	40,000	1,354,400
eResearch Technology, Inc. (1)	40,000	602,000
Google, Inc., Class A (1)	10,000	2,877,600
i2 Technologies, Inc. (1)	75,000	1,607,250
Yahoo!, Inc. (1)	70,000	2,333,800
		$8,775,050
Medical Products — 6.6%
Align Technology, Inc. (1)	255,000	1,662,600
Biosite, Inc. (1)	9,300	512,290
Celgene Corp. (1)	47,000	2,248,950
Cooper Co., Inc.	19,000	1,305,300
Fisher Scientific International, Inc. (1)	20,000	1,341,000
Henry Schein, Inc. (1)	28,000	1,208,760
I-Flow Corp. (1)	18,808	280,239
Shamir Optical Industry Ltd. (1)	18,000	257,400
		$8,816,539
Mining — 1.5%
Gammon Lake Resources, Inc. (1)	45,000	307,800
Peabody Energy Corp.	25,000	1,643,500
		$1,951,300
Oil and Gas-Equipment and Services — 1.0%
Halliburton Co.	23,000	1,289,150
		$1,289,150
Oil and Gas-Exploration and Production — 5.0%
Bankers Petroleum Ltd. (1)	1,000	1,093
Goodrich Petroleum Corp. (1)	38,721	849,151

Niko Resources Ltd.	45,000	$2,037,196
Southwestern Energy Co. (1)	40,000	2,204,400
Vintage Petroleum, Inc.	45,000	1,580,850
		$6,672,690
Personal Products — 1.8%
Avon Products, Inc.	40,000	1,308,400
Gillette Co.	20,000	1,073,400
		$2,381,800
Pharmaceuticals — 2.2%
American Pharmaceutical Partners, Inc. (1)	37,179	1,687,555
Shire Pharmaceuticals Group PLC ADR	36,000	1,260,000
		$2,947,555
Real Estate — 0.1%
ZipRealty, Inc. (1)	10,000	137,700
		$137,700
Retail-Food and Drug — 3.3%
CVS Corp.	70,000	2,172,100
Walgreen Co.	47,000	2,249,420
		$4,421,520
Retail-Specialty — 3.3%
DSW, Inc., Class A (1)	5,573	147,684
Eddie Bauer Holdings, Inc. (1)	1,000	27,550
Nu Skin Enterprises, Inc., Class A	27,000	637,740
Pep Boys-Manny, Moe & Jack	1,000	13,590
Petco Animal Supplies, Inc. (1)	40,000	1,114,800
PETsMART, Inc.	38,000	1,130,500
RONA, Inc. (1)	46,724	928,039
Tweeter Home Entertainment Group, Inc. (1)	131,000	438,850
		$4,438,753
Semiconductors — 9.3%
Atheros Communications, Inc. (1)	288,000	3,101,760
Cirrus Logic, Inc. (1)	232,000	1,733,040
Intel Corp.	43,000	1,167,020
International Rectifier Corp. (1)	92,000	4,328,600
LSI Logic Corp. (1)	93,000	907,680
Sigmatel, Inc. (1)	32,000	640,960
Veeco Instruments, Inc. (1)	30,000	606,600
		$12,485,660
Telecommunications-Services — 0.0%
Philippine Long Distance Telephone Co. ADR	1,000	29,070
		$29,070

Wireless Communications — 5.7%
NII Holdings, Inc., Class B (1)	77,000	$5,731,880
Novatel Wireless, Inc. (1)	162,000	1,948,860
		$7,680,740
Total Common Stocks (identified cost $107,419,187)		$128,755,037

Short-Term Investments — 10.8%

	Principal
	Amount
Security	(000’s omitted)	Value
American General Finance Corp., Commercial Paper, 3.25%, 8/2/05	3,000	2,999,187
General Electric Capital Corp., Commercial Paper, 3.29%, 8/1/05	5,585	5,583,979
HSBC Finance Corp., Commercial Paper, 3.30%, 8/4/05	4,000	3,998,167
Investors Bank and Trust Company Time Deposit, 3.30%, 8/1/05	2,000	2,000,000
Total Short-Term Investments (at amortized cost, $14,581,333)		$14,581,333
Total Investments — 106.7% (identified cost $122,000,520)		$143,336,370

Securities Sold Short — (1.7)%

Security	Shares	Value
Yahoo!, Inc.	70,000	(2,333,800)
Total Securities Sold Short (proceeds $1,144,289)		$(2,333,800)
Other Assets, Less Liabilities — (5.0)%		$(6,713,632)
Net Assets — 100.0%		$134,288,938

ADR	—	American Depository Receipt
(1)		Non-income producing security.

The Portfolio did not have any open financial instruments at July 31, 2005.

The cost and unrealized appreciation (depreciation) in value of the investments owned at July 31, 2005 as computed on a federal income tax basis, were as follows:

Aggregate cost	$122,000,520
Gross unrealized appreciation	$23,818,934
Gross unrealized depreciation	(2,483,084)
Net unrealized appreciation	$21,335,850

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Multi Cap-Opportunity Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer
Date:	September 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer
Date:	September 27, 2005
By:	/s/ Kevin M. Connerty
Kevin M. Connerty
Treasurer and Principal Financial Officer
Date:	September 27, 2005